Rio Tinto financial information by business unit	6 Months Ended
Jun. 30, 2018
Disclosure Of Financial Information By Business Unit [Abstract]
Rio Tinto financial information by business unit

Rio Tinto financial information by business unit

		Gross revenue (a)		EBITDA (b)		Net earnings (c)
		for the 6 months ended		for the 6 months ended		for the 6 months ended
	Rio Tinto	30 June	30 June	30 June	30 June	30 June	30 June
	interest	2018	2017	2018	2017	2018	2017
	%	US$m	US$m	US$m	US$m	US$m	US$m
Iron Ore
Pilbara	(d)	9,113	8,723	5,626	5,586	3,202	3,245
Evaluation projects/other		57	40	30	21	20	10
Total Iron Ore		9,170	8,763	5,656	5,607	3,222	3,255

Aluminium	(e)
Bauxite		1,207	957	452	377	246	215
Alumina		1,605	1,303	435	253	222	111
Intrasegment		(447)	(388)	(3)	(22)	(2)	(15)
Bauxite & Alumina		2,365	1,872	884	608	466	311
Primary Metal		3,328	2,833	917	803	437	322
Pacific Aluminium		1,265	1,104	151	231	55	92
Intersegment & Other		(1,450)	(1,166)	(40)	1	(33)	3
Integrated Operations		5,508	4,643	1,912	1,643	925	728
Other Product Group Items		589	667	(166)	(61)	(129)	(47)
Product group operations		6,097	5,310	1,746	1,582	796	681
Evaluation projects/other		51	58	85	84	75	78
Total Aluminium		6,148	5,368	1,831	1,666	871	759

Copper & Diamonds
Rio Tinto Kennecott	100.0	851	564	343	346	107	77
Escondida	30.0	1,271	577	790	281	316	39
Grasberg joint venture	(f)	-	-	(5)	(28)	(13)	(170)
Oyu Tolgoi & Turquoise Hill	(g)	587	441	202	143	38	1
Diamonds	(h)	323	340	132	97	55	19
Product group operations		3,032	1,922	1,462	839	503	(34)
Evaluation projects/other		-	-	(102)	(68)	(53)	(35)
Total Copper & Diamonds		3,032	1,922	1,360	771	450	(69)

Energy & Minerals
Rio Tinto Coal Australia	(i)	837	1,540	560	668	342	395
Iron Ore Company of Canada	58.7	495	871	122	366	16	112
Rio Tinto Iron & Titanium	(j)	857	829	229	250	60	79
Rio Tinto Minerals	100.0	324	325	107	120	60	55
Dampier Salt	68.4	123	97	29	15	9	2
Uranium	(k)	201	193	14	25	6	13
Product group operations		2,837	3,855	1,061	1,444	493	656
Simandou iron ore project	(l)	-	-	(6)	(5)	(3)	(2)
Evaluation projects/other		27	-	(18)	(5)	(17)	(2)
Total Energy & Minerals		2,864	3,855	1,037	1,434	473	652

Other Operations	(m)	9	3	(27)	-	(67)	(34)
Intersegment transactions		(6)	(5)	-	-	-	-
Product Group Total		21,217	19,906	9,857	9,478	4,949	4,563
Other items	(n)			(559)	(351)	(329)	(226)
Exploration and evaluation				(100)	(85)	(86)	(76)
Net interest						(118)	(320)
Underlying EBITDA/earnings				9,198	9,042	4,416	3,941
Items excluded from underlying EBITDA/earnings		(10)	2	325	(70)	(36)	(636)
EBITDA/net earnings				9,523	8,972	4,380	3,305
Reconciliation to Group income statement
Share of equity accounted unit sales and intra-subsidiary/equity accounted units sales		(1,293)	(589)
Depreciation & amortisation in subsidiaries excluding capitalised depreciation				(2,019)	(2,102)
Impairment charges				(123)	(357)
Depreciation & amortisation in equity accounted units				(354)	(294)
Taxation and finance items in equity accounted units				(243)	(56)
Consolidated sales revenue / profit on ordinary activities before finance items and tax		19,914	19,319	6,784	6,163

Rio Tinto financial information by business unit (continued)

		Capital expenditure (o)		Depreciation & amortisation		Operating assets (p)
		for the 6 months ended		for the 6 months ended		as at
	Rio Tinto	30 June	30 June	30 June	30 June	30 June	31 December
	interest	2018	2017	2018	2017	2018	2017
	%	US$m	US$m	US$m	US$m	US$m	US$m

Iron Ore
Pilbara	(d)	485	528	869	784	15,776	16,535
Evaluation projects/other		-	-	-	-	2	2
Total Iron Ore		485	528	869	784	15,778	16,537

Aluminium	(e)
Bauxite		480	291	78	60	2,161	1,897
Alumina		79	33	97	104	2,535	2,733
Intrasegment		-	-	-	-	(19)	(18)
Bauxite & Alumina		559	324	175	164	4,677	4,612
Primary Metal		272	154	311	341	9,443	9,946
Pacific Aluminium		54	41	72	97	1,070	1,016
Intersegment and Other		-	2	-	1	767	772
Total Aluminium		885	521	558	603	15,957	16,346

Copper & Diamonds
Rio Tinto Kennecott	100.0	158	114	205	209	1,968	1,936
Escondida	30.0	159	80	287	225	3,123	3,369
Grasberg joint venture	(f)	20	81	20	16	1,126	1,137
Oyu Tolgoi & Turquoise Hill	(g)	593	347	114	166	5,334	4,725
Diamonds	(h)	38	44	50	61	436	441
Product group operations		968	666	676	677	11,987	11,608
Evaluation projects/other		1	(1)	3	2	135	135
Total Copper & Diamonds		969	665	679	679	12,122	11,743

Energy & Minerals
Rio Tinto Coal Australia	(i)	42	28	34	71	(1,225)	1,040
Iron Ore Company of Canada	58.7	59	40	79	75	982	988
Rio Tinto Iron & Titanium	(j)	86	46	107	107	3,632	3,881
Rio Tinto Minerals	100.0	21	15	29	26	532	523
Dampier Salt	68.4	3	4	10	11	144	150
Uranium	(k)	3	12	2	16	(271)	(327)
Product group operations		214	145	261	306	3,794	6,255
Simandou iron ore project	(l)	-	-	-	-	17	17
Evaluation projects/other		-	-	-	-	37	41
Total Energy & Minerals		214	145	261	306	3,848	6,313

Other Operations	(m)	8	(42)	17	19	(224)	(328)
Product Group Total		2,561	1,817	2,384	2,391	47,481	50,611
Intersegment transactions						211	206
Net assets of disposal groups held for sale	(q)					2,333	370
Other items	(n)	23	6	19	20	(2,463)	(2,631)
Less: equity accounted units (EAU)		(239)	(144)	(354)	(294)
Total		2,345	1,679	2,049	2,117	47,562	48,556
Add back: Proceeds from disposal of property, plant and equipment and intangibles		18	79
Total capital expenditure per cash flow statement		2,363	1,758
Less: Net debt						(5,229)	(3,845)
Equity attributable to owners of Rio Tinto						42,333	44,711

Notes to financial information by business unit

Business units are classified according to the Group’s management structure. Certain comparative amounts have been recast to appropriately represent changes in management responsibility.

(a)

Gross sales revenue includes the sales revenue of equity accounted units on a proportionately consolidated basis (after adjusting for sales by EAUs to subsidiaries) in addition to consolidated sales. Consolidated sales revenue includes subsidiary sales to equity accounted units which are not included in gross sales revenue.

(b)

EBITDA of subsidiaries and the Group’s share of EBITDA relating to equity accounted units represents profit before: tax, net finance items, depreciation and amortisation charged to the income statement in the period. Underlying EBITDA excludes the EBITDA impact of the same items that are excluded from underlying earnings.

(c)

Represents profit after tax for the period attributable to the owners of the Rio Tinto Group. Business unit earnings are stated before finance items but after the amortisation of discount related to provisions. Earnings attributed to business units do not include amounts that are excluded in arriving at underlying earnings.

(d)

Pilbara represents the Group’s 100 per cent holding in Hamersley, 50 per cent holding of Hope Downs Joint Venture and 65 per cent holding of Robe River Iron Associates. The Group’s net beneficial interest in Robe River Iron Associates is 53 per cent as 30 per cent is held through a 60 per cent owned subsidiary and 35 per cent is held through a 100 per cent owned subsidiary.

(e)

Presented on an integrated operations basis splitting activities between Bauxite & Alumina, Primary Metal, Pacific Aluminium and Other integrated operations (which in total reflect the results of the integrated production of aluminium) and Other product group items, which relate to other commercial activities.

(f)

Through a joint operating agreement with Freeport-McMoRan Inc. (Freeport), Rio Tinto is entitled to 40 per cent of material mined above an agreed threshold as a consequence of expansions and developments of the Grasberg facilities since 1998.

(g)

Rio Tinto’s interest in Oyu Tolgoi is held indirectly through its 50.8 per cent investment in Turquoise Hill Resources Ltd (TRQ), where TRQ’s principal asset is its 66 per cent investment in Oyu Tolgoi LLC, which owns the Oyu Tolgoi copper-gold mine.

(h)	Includes Rio Tinto’s interests in Argyle (100 per cent) and Diavik (60 per cent).
(i)

Includes Rio Tinto’s 82 per cent interest in the Hail Creek coal mine, its 80 per cent interest in the Kestrel underground coal mine and interests in the Winchester South (until 1 June 2018) and Valeria development projects.

On 20 March 2018, Rio Tinto entered into a binding agreement with Glencore for the sale of its entire 82 per cent interest in the Hail Creek coal mine and 71.2 per cent interest in the Valeria coal development project in Queensland, Australia, for US$1.7 billion. The sale was completed on 1 August 2018.

On 22 March 2018, Rio Tinto entered into a binding agreement with Whitehaven Coal Limited for the sale of its entire 75 per cent interest in the Winchester South coal development project in Queensland, Australia, for US$200 million. The sale was completed on 1 June 2018.

On 27 March 2018, Rio Tinto entered into a binding agreement with a consortium comprising private equity manager EMR Capital (EMR) and PT Adaro Energy Tbk (Adaro), an Indonesian listed coal company, for the sale of its entire 80 per cent interest in the Kestrel underground coal mine in Queensland, Australia, for US$2.25 billion. The sale was completed on 1 August 2018.

During the six months ended 30 June 2017, this included Rio Tinto’s 100 per cent shareholding in Coal & Allied Industries Limited and its wholly-owned subsidiaries. Rio Tinto as a 100 per cent owner of Coal & Allied held a 67.6 per cent, 80 per cent and 55.6 per cent interest respectively, with management rights, in Hunter Valley Operations, Mount Thorley and Warkworth. On 1 September 2017, Rio Tinto disposed of its 100 per cent shareholding in Coal & Allied Industries Limited to Yancoal Australia Limited.

Rio Tinto Coal Australia’s operating assets of US$(1,225) million at 30 June 2018 include provisions for onerous contracts in relation to rail infrastructure capacity, capital gains tax payable on the divestments announced in the period and deferred income in respect of non-refundable deposits of US$338 million received in the period relating to the agreed sale of the Kestrel underground coal mine.

(j)	Includes Rio Tinto's interests in Rio Tinto Fer et Titane (100 per cent), QIT Madagascar Minerals (QMM, 80 per cent) and Richards Bay Minerals (attributable interest of 74 per cent).
(k)	Includes Rio Tinto’s interests in Energy Resources of Australia (68.4 per cent) and Rössing Uranium Limited (68.6 per cent).

Notes to financial information by business unit (continued)

(l)

Simfer Jersey Limited, a company incorporated in Jersey in which the Group has a 53 per cent interest, has an 85 per cent interest in Simfer S.A. the company that owns the Simandou mining project in Guinea. The Group therefore has a 45.05 per cent indirect interest in Simfer S.A. These entities are consolidated as subsidiaries and together referred to as the Simandou iron ore project.

(m)	Other Operations include Rio Tinto’s 100 per cent interest in the Gove alumina refinery and Rio Tinto Marine.
(n)

Central office costs, central Growth & Innovation costs and other central items are reported in Other items. The increased loss in Other items includes restructuring, project and other one-off costs of US$68 million (pre-tax) in 2018 first half. It also reflects an increase in Information System & Technology spend of US$49 million (pre-tax) and further investment in capability to support the Group’s mine-to-market productivity programme.

(o)

Capital expenditure comprises the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100 per cent of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.

(p)

Operating assets of subsidiaries comprise net assets excluding post-retirement assets and liabilities, net of tax, and are before deducting net debt. Operating assets are stated after deduction of non-controlling interests, which are calculated by reference to the net assets of the relevant companies (i.e. inclusive of such companies’ debt and amounts due to or from Rio Tinto Group companies).

(q)

Assets and liabilities held for sale at 30 June 2018 comprise of Rio Tinto's interest in the Dunkerque aluminium smelter, the ISAL smelter, the Aluchemie anode plant, the Alufluor aluminium fluoride plant, the Hail Creek coal mine, the Valeria coal development project and the Kestrel underground coal mine and certain other separate assets.